Related Party Transactions - Summary of Related Party Transactions (Detail) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016 USD ($) Vessel	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) Vessel	Jun. 30, 2015 USD ($)
Related Party Transaction [Line Items]
Pool management fees and commissions	$ (2,750)	$ (2,468)	$ (5,886)	$ (4,860)
Commercial management fees	(408)	(239)	(748)	(442)
Vessel operating expenses	(46,389)	(27,846)	(91,462)	(51,818)
Strategic and administrative service fees	(2,775)	(1,777)	(4,990)	(3,719)
Time-charter [Member]
Related Party Transaction [Line Items]
Revenues	2,452	0	4,987	0
Lay-up Services [Member]
Related Party Transaction [Line Items]
Revenues	$ 116	0	$ 116	0
Number of vessels | Vessel	2		2
Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	$ (2,276)	(1,656)	$ (4,587)	(3,156)
Entities Under Common Control [Member]
Related Party Transaction [Line Items]
Commercial management fees	0	(64)	0	(127)
Strategic and administrative service fees	0	(171)	0	(340)
Entities Under Common Control [Member] | Time-charter [Member]
Related Party Transaction [Line Items]
Revenues	0	1,960	0	3,895
Entities Under Common Control [Member] | Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	$ 0	$ (105)	$ 0	$ (222)